UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/13

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus Institutional Reserves Funds

SEMIANNUAL REPORT June 30, 2013

Dreyfus Institutional Reserves Money Fund

Dreyfus Institutional Reserves Treasury Fund

Dreyfus Institutional Reserves Treasury Prime Fund

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Dreyfus Institutional Reserves Funds

The Funds

The Funds 3

DISCUSSION OF FUND PERFORMANCE (continued)

TheFunds 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.69	$.94	$.99	$.99	$.99
Ending value (after expenses)	$1,000.30	$1,000.10	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.19	.20	.20	.20
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.50	$.50	$.50	$.50	$.50
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.10	.10	.10	.10	.10
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.35	$.35	—	$.35	—
Ending value (after expenses)	$1,000.00	$1,000.00	—	$1,000.00	—
Annualized expense ratio (%)	.07	.07	—	.07	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.70	$.95	$1.00	$1.00	$1.00
Ending value (after expenses)	$1,024.10	$1,023.85	$1,023.80	$1,023.80	$1,023.80
Annualized expense ratio (%)	.14	.19	.20	.20	.20
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.50	$.50	$.50	$.50	$.50
Ending value (after expenses)	$1,024.30	$1,024.30	$1,024.30	$1,024.30	$1,024.30
Annualized expense ratio (%)	.10	.10	.10	.10	.10
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.35	$.35	—	$.35	—
Ending value (after expenses)	$1,024.45	$1,024.45	—	$1,024.45	—
Annualized expense ratio (%)	.07	.07	—	.07	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Funds 7

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—26.7%
Bank of Montreal (Yankee)
0.33%, 8/15/13	50,000,000	[a]	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 8/8/13	50,000,000		50,000,000
Credit Suisse New York (Yankee)
0.24%, 7/1/13	55,000,000	[a]	55,000,000
JPMorgan Chase & Co.
0.20%, 7/26/13	25,000,000	[b]	25,000,000
JPMorgan Chase Bank, N.A.
0.20%, 7/1/13	50,000,000		50,000,000
Mizuho Corporate Bank (Yankee)
0.22%, 9/12/13	100,000,000		100,000,000
Nordea Bank Finland (Yankee)
0.24%, 8/1/13	100,000,000		100,000,000
Norinchukin Bank (Yankee)
0.24%, 7/25/13—8/2/13	100,000,000		100,000,000
Rabobank Nederland (Yankee)
0.27%, 7/16/13	100,000,000		100,000,000
Royal Bank of Canada (Yankee)
0.29%, 7/1/13	50,000,000	[a]	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 7/23/13	100,000,000	[b]	100,000,000
Toronto Dominion Bank (Yankee)
0.22%, 7/22/13	20,250,000		20,251,002
Total Negotiable Bank Certificates of Deposit
(cost $800,251,002)			800,251,002

Commercial Paper—28.3%
ASB Finance Ltd.
0.32%, 9/12/13	25,000,000	[a,b]	25,000,000
Bank of Nova Scotia
0.01%, 7/1/13	125,000,000		125,000,000
Barclays U.S. Funding
0.20%, 8/2/13	100,000,000		99,982,222
BNP Paribas Finance Inc.
0.15%, 7/29/13	50,000,000		49,994,167
Commonwealth Bank of Australia
0.28%—0.32%, 9/3/13—9/9/13	100,000,000	[a,b]	100,000,000
Credit Suisse New York
0.29%, 11/1/13	50,000,000		49,950,458
National Australia Bank
0.28%, 8/9/13	100,000,000	[a]	100,000,000

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
NRW Bank
0.17%, 7/17/13	100,000,000	[b]	99,992,667
Skandinaviska Enskilda Banken
0.20%, 9/4/13—9/5/13	125,000,000	[b]	124,954,722
UBS Finance (Delaware) Inc.
0.21%, 8/16/13	50,000,000		49,986,583
Westpac Banking Corp.
0.30%, 7/1/13	25,000,000	[a,b]	25,000,000
Total Commercial Paper
(cost $849,860,819)			849,860,819

Asset-Backed Commercial Paper—11.2%
Collateralized Commercial
Paper Program Co., LLC
0.25%—0.30%, 8/19/13—11/4/13	60,000,000		59,972,486
FCAR Owner Trust, Ser. II
0.20%, 9/9/13	100,000,000		99,961,111
Northern Pines Funding LLC
0.24%, 7/30/13	125,000,000	[b]	124,975,833
Regency Markets No. 1 LLC
0.17%, 7/22/13	50,000,000	[b]	49,995,042
Total Asset-Backed Commercial Paper
(cost $334,904,472)			334,904,472

Time Deposits—18.2%
Bank of America N.A. (Grand Cayman)
0.01%, 7/1/13	45,000,000		45,000,000
DnB Bank (Grand Cayman)
0.03%, 7/1/13	125,000,000		125,000,000
DZ Bank AG (Grand Cayman)
0.03%, 7/1/13	125,000,000		125,000,000
Lloyds TSB Bank (London)
0.08%, 7/1/13	125,000,000		125,000,000
Natixis New York (Grand Cayman)
0.10%, 7/1/13	125,000,000		125,000,000
Total Time Deposits
(cost $545,000,000)			545,000,000

U.S. Treasury Notes—6.4%
0.13%—0.14%, 9/30/13
(cost $190,669,573)	190,000,000		190,669,573

The Funds 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreements—9.2%
ABN AMRO Bank N.V.
0.12%, dated 6/28/13, due 7/1/13 in the
amount of $125,001,250 (fully collateralized by
$129,022,700 U.S. Treasury Notes, 0.25%-0.75%,
due 4/15/16-3/31/18, value $127,500,023)	125,000,000	125,000,000
HSBC USA Inc.
0.10%, dated 6/28/13, due 7/1/13 in the amount of
$150,001,250 (fully collateralized by $53,221,600
U.S. Treasury Bonds, 3.13%-6%, due 2/15/26-11/15/41,
value $61,079,414 and $85,411,000 U.S. Treasury Notes,
0.50%-4.75%, due 8/15/14-9/30/18, value $91,925,510)	150,000,000	150,000,000
Total Repurchase Agreements
(cost $275,000,000)		275,000,000

Total Investments (cost $2,995,685,866)	100.0%	2,995,685,866

Cash and Receivables (Net)	.0%	1,481,051

Net Assets	100.0%	2,997,166,917

a Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities amounted to $674,918,264 or 22.5% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	73.2	Asset-Backed/Single Seller	3.3
Repurchase Agreements	9.2	Asset-Backed/Multi-Seller Programs	1.7
U.S. Government	6.4
Asset-Backed/Banking	6.2		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—25.4%
7/11/13	0.06	100,000,000	99,998,333
7/25/13	0.05	150,000,000	149,995,000
8/1/13	0.05	25,000,000	24,998,924
8/29/13	0.13	100,000,000	99,978,694
Total U.S. Treasury Bills
(cost $374,970,951)			374,970,951

U.S. Treasury Notes—27.1%
7/15/13	0.12	100,000,000	100,034,044
9/15/13	0.12	50,000,000	50,065,448
9/30/13	0.06	50,000,000	50,007,448
9/30/13	0.07	100,000,000	100,760,040
10/15/13	0.07	50,000,000	50,062,076
2/28/14	0.11	50,000,000	50,043,463
Total U.S. Treasury Notes
(cost $400,972,519)			400,972,519

Repurchase Agreements—47.4%
ABN AMRO Bank N.V.
dated 6/28/13, due 7/1/13 in the amount of $200,002,000
(fully collateralized by $207,270,800 U.S. Treasury Notes,
0.25%-0.75%, due 4/15/16-10/31/17, value $204,000,065)	0.12	200,000,000	200,000,000
Barclays Capital, Inc.
dated 6/28/13, due 7/1/13 in the amount of $51,000,425
(fully collateralized by $28,937,338 U.S. Treasury Notes,
0.25%-2.50%, due 3/31/15-8/31/17, value $29,516,085
and $22,062,664 U.S. Treasury Strips, due 2/15/22-2/15/24,
value $22,503,917)	0.10	51,000,000	51,000,000
BNP Paribas
dated 6/28/13, due 7/1/13 in the amount of $110,000,917
(fully collateralized by $110,881,000 U.S. Treasury Notes,
0.25%-4.13%, due 2/28/15-5/15/15, value $112,200,105)	0.10	110,000,000	110,000,000
Citibank, NA
dated 6/28/13, due 7/1/13 in the amount of $110,000,733
(fully collateralized by $110,805,800 U.S. Treasury Notes,
0.25%-2.75%, due 10/31/13-1/31/20, value $112,200,024)	0.08	110,000,000	110,000,000

The Funds 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Goldman, Sachs & Co.
dated 6/28/13, due 7/1/13 in the amount of $50,000,167
(fully collateralized by $50,329,900 U.S. Treasury Notes,
2.75%, due 10/31/13, value $51,000,041)	0.04	50,000,000	50,000,000
Morgan Stanley
dated 6/28/13, due 7/1/13 in the amount of $180,001,800
(fully collateralized by $143,467,100 U.S. Treasury Bills,
due 2/6/14, value $143,382,455 and $39,926,100
U.S. Treasury Notes, 0.25%-3.63%, due 3/31/15-2/15/21,
value $40,217,642)	0.12	180,000,000	180,000,000
Total Repurchase Agreements
(cost $701,000,000)			701,000,000

Total Investments (cost $1,476,943,470)		99.9%	1,476,943,470

Cash and Receivables (Net)		.1%	1,729,777

Net Assets		100.0%	1,478,673,247

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	47.4	U.S. Treasury Bills	25.4
U.S. Treasury Notes	27.1		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—66.2%
7/5/13	0.03	2,000,000	1,999,993
7/11/13	0.03	8,000,000	7,999,928
7/18/13	0.03	51,000,000	50,999,303
7/25/13	0.03	125,000,000	124,997,916
8/1/13	0.07	48,000,000	47,997,003
8/8/13	0.05	81,000,000	80,996,068
8/15/13	0.03	63,000,000	62,998,031
8/22/13	0.06	28,000,000	27,997,696
9/12/13	0.11	24,000,000	23,994,647
9/19/13	0.11	31,000,000	30,992,767
9/26/13	0.09	20,000,000	19,995,892
Total U.S. Treasury Bills
(cost $480,969,244)			480,969,244

U.S. Treasury Notes—34.3%
7/31/13	0.05	18,000,000	18,004,843
8/15/13	0.07	44,000,000	44,037,159
8/15/13	0.05	141,000,000	141,735,341
8/31/13	0.05	45,000,000	45,005,534
Total U.S. Treasury Notes
(cost $248,782,877)			248,782,877
Total Investments (cost $729,752,121)		100.5%	729,752,121
Liabilities, Less Cash and Receivables		(.5%)	(3,746,727)
Net Assets		100.0%	726,005,394

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	66.2	U.S. Treasury Notes	34.3
			100.5

† Based on net assets.
See notes to financial statements.

The Funds 13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

			Dreyfus		Dreyfus
	Dreyfus		Institutional		Institutional
	Institutional		Reserves		Reserves
	Reserves		Treasury		Treasury Prime
	Money Fund		Fund		Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	2,995,685,866	[a]	1,476,943,470	[a]	729,752,121
Cash	568,722		316,281		—
Interest receivable	1,300,975		1,472,199		2,422,170
	2,997,555,563		1,478,731,950		732,174,291
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	388,646		58,702		21,282
Payable for shares of Beneficial Interest redeemed	—		1		15,846
Payable for investment securities purchased	—		—		6,003,444
Accrued expenses	—		—		128,325
	388,646		58,703		6,168,897
Net Assets ($)	2,997,166,917		1,478,673,247		726,005,394
Composition of Net Assets ($):
Paid-in capital	2,997,273,163		1,479,014,673		726,009,111
Accumulated net realized gain (loss) on investments	(106,246)		(341,426)		(3,717)
Net Assets ($)	2,997,166,917		1,478,673,247		726,005,394
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,066,864,964		106,636,466		367,980,104
Shares Outstanding	1,066,184,659		106,610,486		367,985,067
Net Asset Value Per Share ($)	1.00		1.00		1.00
Hamilton Shares
Net Assets ($)	1,357,314,636		136,564,093		5,305,188
Shares Outstanding	1,356,524,589		136,525,810		5,305,215
Net Asset Value Per Share ($)	1.00		1.00		1.00
Agency Shares
Net Assets ($)	13,757,046		2,730,957		—
Shares Outstanding	13,750,008		2,730,287		—
Net Asset Value Per Share ($)	1.00		1.00		—
Premier Shares
Net Assets ($)	385,750,142		1,008,369,445		352,720,102
Shares Outstanding	385,539,725		1,008,187,422		352,718,829
Net Asset Value Per Share ($)	1.00		1.00		1.00
Classic Shares
Net Assets ($)	173,480,129		224,372,286		—
Shares Outstanding	173,375,465		224,317,851		—
Net Asset Value Per Share ($)	1.00		1.00		—
† Investments at cost ($)	2,995,685,866		1,476,943,470		729,752,121

a Amount includes repurchase agreements of $275,000,000 for Dreyfus Institutional Reserves Money Fund and $701,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	2,977,839	613,825	229,934
Expenses:
Management fee—Note 2(a)	2,090,466	863,149	537,723
Service Plan fees—Note 2(b)	1,516,951	1,771,275	481,317
Trustees' fees—Note 2(a,c)	50,122	19,650	11,633
Total Expenses	3,657,539	2,654,074	1,030,673
Less—reduction in expenses due to undertaking—Note 2(a)	(1,006,099)	(2,021,087)	(789,227)
Less—Trustees' fees reimbursed by the Manager—Note 2(a)	(50,122)	(19,650)	(11,633)
Net Expenses	2,601,318	613,337	229,813
Investment Income—Net	376,521	488	121
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	15,846	12,629	1,355
Net Increase in Net Assets Resulting from Operations	392,367	13,117	1,476

See notes to financial statements.

The Funds 15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2013	December 31,
	(Unaudited)	2012
Operations ($):
Investment income—net	376,521	2,179,312
Net realized gain (loss) on investments	15,846	(107,615)
Net Increase (Decrease) in Net Assets Resulting from Operations	392,367	2,071,697
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(269,822)	(1,057,983)
Hamilton Shares	(106,597)	(1,120,946)
Agency Shares	(3)	(185)
Premier Shares	(75)	(155)
Classic Shares	(24)	(43)
Total Dividends	(376,521)	(2,179,312)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,166,987,822	4,533,901,564
Hamilton Shares	3,016,652,457	7,758,824,280
Agency Shares	17,476,626	60,314,069
Premier Shares	860,716,230	1,579,195,945
Classic Shares	547,322,175	1,328,501,207
Dividends reinvested:
Institutional Shares	1,061	7,142
Hamilton Shares	731	27,752
Premier Shares	2	5
Classic Shares	24	43
Cost of shares redeemed:
Institutional Shares	(1,860,921,741)	(4,541,056,594)
Hamilton Shares	(3,129,025,768)	(8,112,419,850)
Agency Shares	(26,010,007)	(59,811,692)
Premier Shares	(812,755,793)	(1,657,664,748)
Classic Shares	(543,702,320)	(1,336,030,495)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	236,741,499	(446,211,372)
Total Increase (Decrease) In Net Assets	236,757,345	(446,318,987)
Net Assets ($):
Beginning of Period	2,760,409,572	3,206,728,559
End of Period	2,997,166,917	2,760,409,572

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2013	December 31,	June 30, 2013	December 31,
	(Unaudited)	2012	(Unaudited)	2012 [a]
Operations ($):
Investment income—net	488	24,044	121	269
Net realized gain (loss) on investments	12,629	27,750	1,355	3,581
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,117	51,794	1,476	3,850
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(296)	(23,348)	(58)	(147)
Hamilton Shares	(25)	(348)	(3)	(23)
Agency Shares	—[b]	—	—	—
Premier Shares	(133)	(293)	(60)	(99)
Classic Shares	(34)	(55)	—	—
Total Dividends	(488)	(24,044)	(121)	(269)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	227,795,830	743,562,547	419,289,517	1,274,031,211
Hamilton Shares	433,802,398	538,876,412	231,778,316	430,655,103
Agency Shares	2,783,646	7,601,847	—	—
Premier Shares	1,977,833,211	2,612,184,706	481,021,106	1,199,246,774
Classic Shares	288,685,852	726,318,862	—	—
Dividends reinvested:
Institutional Shares	—[b]	27	14	12
Hamilton Shares	5	80	—	—
Premier Shares	2	5	—	—
Classic Shares	34	51	—	—
Cost of shares redeemed:
Institutional Shares	(233,770,728)	(756,425,994)	(324,646,889)	(1,580,678,044)
Hamilton Shares	(426,746,389)	(691,086,646)	(269,915,667)	(411,846,169)
Agency Shares	(3,519,368)	(7,598,965)	—	(6,250)
Premier Shares	(1,788,993,672)	(2,817,198,727)	(460,823,682)	(1,110,853,469)
Classic Shares	(229,263,069)	(765,025,632)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	248,607,752	(408,791,427)	76,702,715	(199,450,832)
Total Increase (Decrease) In Net Assets	248,620,381	(408,763,677)	76,704,070	(199,447,251)
Net Assets ($):
Beginning of Period	1,230,052,866	1,638,816,543	649,301,324	848,748,575
End of Period	1,478,673,247	1,230,052,866	726,005,394	649,301,324

a Effective as of the close of business on November 13, 2012,Agency Shares of Dreyfus Institutional Reserves Treasury Prime fund were terminated.
b Amount represents less than $1.
See notes to financial statements.

The Funds 17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represent the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton, Agency, Premier and Classic Shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton,Agency, Premier and Classic Shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Funds 19

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2013, the funds At June 30, 2013, the cost of investments for federal did not have any liabilities for any uncertain tax positions. income tax purposes for each fund was substantially the Each fund recognizes interest and penalties, if any, related to same as the cost for financial reporting purposes (see the uncertain tax positions as income tax expense in the Statements of Investments).

Statements of Operations. During the period, the funds did

     NOTE 2—Management Fee and Other Transactions not incur any interest or penalties.

With Affiliates:

Each tax year in the three-year period ended December 31,

     (a) Pursuant to a management agreement with the Manager, 2012 remains subject to examination by the Internal the management fee for Dreyfus Institutional Reserves Revenue Service and state taxing authorities.

     Money Fund, Dreyfus Institutional Reserves Treasury Fund Under the Regulated Investment Company Modernization and Dreyfus Institutional Reserves Treasury Prime Fund is Act of 2010 (the “2010 Act”), each fund is permitted to carry computed at the annual rates of .14%, .14% and .16%, respec-forward capital losses incurred in taxable years beginning after tively, of the value of each fund’s average daily net assets and December 22, 2010 (“post-enactment losses”) for an unlimited is payable monthly. Pursuant to each funds management period. Furthermore, post-enactment capital loss carryovers agreement, the Manager has agreed to reduce its manage-retain their character as either short-term or long-term capital ment fee in an amount equal to the Trustees’ fees and losses rather than short-term as they were under previous expenses of independent counsel of each fund. During the statute. The 2010 Act requires post-enactment losses to be period ended June 30, 2013, fees reimbursed by the Manager utilized before the utilization of losses incurred in taxable years amounted to $50,122 for Dreyfus Institutional Reserves prior to the effective date of the 2010 Act (“pre-enactment Money Fund, $19,650 for Dreyfus Institutional Reserves losses”). As a result of this ordering rule, pre-enactment losses Treasury Fund and $11,633 fore Dreyfus Institutional may be more likely to expire unused. Reserves Treasury Prime Fund.

Table 1 summarizes each fund’s unused capital loss carryover As to each fund, unless the Manager gives a fund’s investors 90 available for federal income tax purposes to be applied against days notice to the contrary, the Manager, and not the fund, future net realized capital gains, if any, realized subsequent to will be liable for fund expenses (exclusive of taxes, brokerage December 31, 2012. fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management The tax character of distributions paid to shareholders for each fee, and with respect to the funds’ Hamilton shares, Agency fund during the fiscal year ended December 31, 2012 was all shares, Premier shares and Classic shares, Service Plan expenses. ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

Table 1—Capital Loss Carryover

													Post-Enactment
													Short-Term
	2013	†	2014	†	2015	†	2016	†	2017	†	2018	†	Losses ($)†† Total
Dreyfus Institutional Reserves Money Fund	—		—		14,477		—		—		—		107,615	122,092
Dreyfus Institutional Reserves Treasury Fund	27,071		214,708		112,276		—		—		—		—	354,055
Dreyfus Institutional Reserves Treasury Prime Fund	—		—		—		5,056		—		16		—	5,072

† If not applied, the carryovers expire in the above fiscal years.
†† Post-enactment short-term capital losses which can be carried forward for an unlimited period.

The Funds 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 2—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	—	33,680	7,248	498,996	466,175
Dreyfus Institutional Reserves Treasury Fund	23,052	68,213	3,062	1,271,938	654,822
Dreyfus Institutional Reserves Treasury Prime Fund	149,169	11,483	—	628,575	—

Table 3—12b-1 Service Plan Fees

	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves MoneyFund	358,384	12,367	623,318	522,882
Dreyfus Institutional Reserves Treasury Fund	36,681	2,408	1,123,950	608,236
Dreyfus Institutional Reserves Treasury Prime Fund	3,593	—	477,724	—

Table 4—Due to The Dreyfus Corporation and Affiliates

	Management	Service Plan	Less Expense
	Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund	342,309	237,493	(191,156)
Dreyfus Institutional Reserves Treasury Fund	127,335	292,683	(361,316)
Dreyfus Institutional Reserves Treasury Prime Fund	87,987	79,950	(146,655)

NOTES

For More Information

Dreyfus Institutional Reserves Funds
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX		DMEXX	

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund's holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. Each fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

IRFSA0613

Item 2.            Code of Ethics.

                        Not applicable.

Item 3.            Audit Committee Financial Expert.

                        Not applicable.

Item 4.            Principal Accountant Fees and Services.

                        Not applicable.

Item 5.            Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.            Investments.

(a)                                        Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management                                          Investment Companies.

                        Not applicable.

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and                   Affiliated Purchasers.

                        Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)